Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net (loss) income	$ (85,856)	$ 91,660	$ 118,334	$ (50,774)	$ (28,587)	[1]
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation, amortization and accretion	31,426	10,972	14,272	6,015	3,896
Amortization of convertible notes			674	0	0
Accretion expense	897		955	912	1,006
Deferred income tax benefit	(35,179)	(4,544)	2,924	0	0
Inventory write-downs	41,082	1,585	3,776	3,473	9,035
Release of inventory step-up value	26,428	10,200
Stock-based compensation expense	3,179	4,042	4,671	28,739	241
Amortization of debt discount	1,257	1,037
Allowance for doubtful accounts	2,500	0
Impairment of fixed assets			0	3,114	0
Foreign currency transaction losses, net			5,415	0	0
Loss on disposal of fixed assets			1,296	0	0
Other operating adjustments	56	2,461	637	(59)	2
Net change in operating assets and liabilities (Note 22)	(32,081)	(88,689)	(109,989)	(20,137)	(7,964)
Net cash (used in) provided by operating activities	(47,188)	28,724	42,965	(28,717)	(22,371)
Cash flows from investing activities:
Acquisition of the Mountain Pass facility			0	0	0
Cash paid in connection with acquisitions, net of cash acquired	(591,011)	(20,021)	(30,023)	0	0
Proceeds from sale of joint venture			0	0	9,700
Investment in joint venture	(28,130)	0
Cash paid to acquire non-marketable securities	0	(20,000)	(20,000)	0	0
Deposits	(516)	2,946	2,897	(26,200)	0
Capital expenditures	(644,683)	(160,917)	(302,180)	(33,129)	(7,285)
Other investing activities	(4,953)	(19)	84	102
Other investing activities			(119)	(111)	0
Proceeds from sale of assets			35	9	5
Net cash used in investing activities	(1,259,387)	(197,973)	(349,390)	(59,431)	2,420
Cash flows provided by financing activities:
Capital contributions	390,225	0	0	15,000	18,004
Repayments of short-term borrowings-related party	0	(2,343)	(3,150)	(1,107)	0
Repayments of debt	(228,431)	(5,447)	(4,428)	0	0
Proceeds from Issuance Initial Public Offering			0	378,633	0
Net proceeds from sale of preferred stock	0	199,642	199,642	0	0
Net proceeds from sale of common stock	132,471	0		378,633
Issuance of 10% Senior Secured Notes	635,373	0
Issuance of Convertible Notes			223,100	0	0
Payments of financing costs			0	(185)	0
Payments of preferred dividends	(8,539)	(6,167)	(9,015)	0	0
Proceeds from exercise of options			0	300	50
Proceeds from short-term borrowing--related party			0	5,008	6,637
Proceeds from debt	9,456	6,337	5,131	0	0
Other financing activities	(3,331)	0		(185)
Net cash provided by financing activities	1,322,936	415,122	411,280	397,649	24,691
Effect of exchange rate changes on cash	809	(348)	(2,430)	0	0
Net change in cash and cash equivalents	17,170	245,525	102,425	309,501	4,740
Cash and cash equivalents at beginning of the period	418,855	316,430	316,430	6,929	2,189
Cash and cash equivalents at end of period	436,025	561,955	418,855	316,430	6,929
6.00% Convertible Notes
Cash flows provided by financing activities:
Issuance of Convertible Notes	395,712	0
3.25% Convertible Notes
Cash flows provided by financing activities:
Issuance of Convertible Notes	$ 0	$ 223,100

[1]	Molycorp Minerals, LLC, a Delaware limited liability company formerly known as Rare Earth Acquisitions LLC, was formed on June 12, 2008 to purchase the Mountain Pass, California rare earth deposit and associated assets from Chevron Mining Inc., a subsidiary of Chevron Corporation. Molycorp, LLC, which became the parent of Molycorp Minerals, LLC, was formed on September 9, 2009 as a Delaware limited liability company. Molycorp, Inc. was formed on March 4, 2010 as a new Delaware corporation and was not, prior to the date of the consummation of its initial public offering, conducting any material activities. The members of Molycorp, LLC contributed either (a) all of their member interests in Molycorp, LLC or (b) all of their equity interests in entities that hold member interests in Molycorp, LLC (and no other assets or liabilities) to Molycorp, Inc. in exchange for shares of Molycorp, Inc. Class A common stock. Additionally, all of the holders of profits interests in Molycorp Minerals, LLC, which were represented by incentive shares, contributed all of their incentive shares to Molycorp, Inc. in exchange for shares of Molycorp, Inc. Class B common stock. Accordingly, Molycorp, LLC and Molycorp Minerals, LLC became subsidiaries of Molycorp, Inc., which we refer to as the “Corporate Reorganization”. Following the Corporate Reorganization, Molycorp, LLC was merged with and into Molycorp Minerals, LLC. Immediately prior to the consummation of Molycorp, Inc.'s initial public offering, all of the shares of Class A common stock and Class B common stock were converted into shares of common stock.